UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07377

Morgan Stanley Multi Cap Growth Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York                 10036

    (Address of principal executive offices)               (Zip code)

Arthur Lev

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 201-830-8894

Date of fiscal year end: November 30, 2012

Date of reporting period: August 31, 2012

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Multi Cap Growth Trust

Portfolio of Investments ¡ August 31, 2012 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.1%)
	Air Transport (1.6%)
124,469	Expeditors International of Washington, Inc.	$4,556,810

	Alternative Energy (3.6%)
97,513	Range Resources Corp.	6,356,873
185,793	Ultra Petroleum Corp. (a)	3,819,904

		10,176,777

	Beverage: Brewers & Distillers (2.4%)
581,277	DE Master Blenders 1753 N.V. (Netherlands) (a)	6,838,710

	Biotechnology (2.6%)
172,448	Illumina, Inc. (a)	7,256,612

	Chemicals: Diversified (3.2%)
103,367	Monsanto Co.	9,004,299

	Commercial Finance & Mortgage Companies (1.5%)
790,820	BM&F Bovespa SA (Brazil)	4,188,046

	Commercial Services (4.7%)
175,387	Intertek Group PLC (United Kingdom)	7,826,342
117,464	Weight Watchers International, Inc.	5,611,255

		13,437,597

	Communications Technology (3.5%)
210,552	Motorola Solutions, Inc.	10,034,908

	Computer Services, Software & Systems (19.6%)
82,243	Baidu, Inc. ADR (China) (a)	9,165,160
205,100	Facebook, Inc., Class A (a)	3,708,208
445,944	Facebook, Inc., Class B (a)(b)(c)	7,661,318
28,060	Google, Inc., Class A (a)	19,223,625
72,053	LinkedIn Corp., Class A (a)	7,731,287
50,156	Salesforce.com, Inc. (a)	7,281,648
385,224	Zynga, Inc., Class A (a)	1,078,627

		55,849,873

	Computer Technology (12.6%)
44,845	Apple, Inc.	29,832,688
288,937	Yandex N.V., Class A (Russia) (a)	6,102,349

		35,935,037

	Consumer Lending (3.2%)
10,480	Mastercard, Inc., Class A	4,431,992
36,750	Visa, Inc., Class A	4,713,187

		9,145,179

	Diversified Retail (13.3%)
104,011	Amazon.com, Inc. (a)	25,818,651
685,701	Groupon, Inc. (a)	2,845,659
15,212	Priceline.com, Inc. (a)	9,196,719

		37,861,029

	Financial Data & Systems (5.6%)
214,420	MSCI, Inc., Class A (a)	7,521,854
172,808	Verisk Analytics, Inc., Class A (a)	8,384,644

		15,906,498

	Health Care Services (4.5%)
143,623	athenahealth, Inc. (a)	12,691,965

	Insurance: Property-Casualty (1.8%)
256,168	Progressive Corp. (The)	5,002,961

	Medical Equipment (3.2%)
18,697	Intuitive Surgical, Inc. (a)	9,194,998

Morgan Stanley Multi Cap Growth Trust

Portfolio of Investments ¡ August 31, 2012 (unaudited) continued

	Metals & Minerals: Diversified (1.3%)
3,346,738	Lynas Corp. Ltd. (Australia) (a)		$2,233,869
126,607	Molycorp, Inc. (a)		1,457,247

			3,691,116

	Real Estate Investment Trusts (REIT) (4.0%)
327,983	Brookfield Asset Management, Inc., Class A (Canada)		11,325,253

	Recreational Vehicles & Boats (3.3%)
352,737	Edenred (France)		9,418,969

	Wholesale & International Trade (1.6%)
2,740,930	Li & Fung Ltd. (d)		4,472,369

	Total Common Stocks (Cost $241,713,556)		275,989,006

	Convertible Preferred Stocks (1.0%)
	Alternative Energy (0.8%)
696,320	Better Place, Inc. (a)(b)(c)		2,304,819

	Computer Services, Software & Systems (0.2%)
42,090	Workday, Inc. (a)(b)(c)		643,977

	Total Convertible Preferred Stocks (Cost $2,298,912)		2,948,796

NUMBER OF SHARES (000)
	Short-Term Investment (3.6%)
	Investment Company
10,114	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $10,114,131)(e)		10,114,131

	Total Investments (Cost $254,126,599) (f)(g)	101.7%	289,051,933
	Liabilities in Excess of Other Assets	(1.7)	(4,842,747)

	Net Assets	100.0%	$284,209,186

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	At August 31, 2012, the Fund held fair valued securities valued at $10,610,114, representing 3.7% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(c)	Illiquid security. Resale is restricted to qualified institutional investors.
(d)	Security trades on the Hong Kong exchange.
(e)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.
(f)	The fair value and percentage of net assets, $30,790,259 and 10.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Multi Cap Growth Trust

Notes to Portfolio of Investments ¡ August 31, 2012 (unaudited)

Valuation of Investments - (1) An equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its latest sales price (or at the exchange official closing price if such exchange reports an official closing price) prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one domestic exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the latest reported sales price (or the exchange official closing price if such exchange reports an official closing price) or the mean between the last reported bid and asked prices may be used if there were no sales on a particular day or the latest bid price may be used if only bid prices are available; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the market quotations are not reflective of a security’s fair value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (6) certain portfolio securities may be valued by an outside pricing service approved by the Trustees; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2012.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets: Common Stocks
Air Transport	$4,556,810	$—	$—	$4,556,810
Alternative Energy	10,176,777	—	—	10,176,777
Beverage: Brewers & Distillers	—	6,838,710	—	6,838,710
Biotechnology	7,256,612	—	—	7,256,612
Chemicals: Diversified	9,004,299	—	—	9,004,299
Commercial Finance & Mortgage Companies	4,188,046	—	—	4,188,046
Commercial Services	5,611,255	7,826,342	—	13,437,597
Communications Technology	10,034,908	—	—	10,034,908
Computer Services, Software & Systems	48,188,555	—	7,661,318	55,849,873
Computer Technology	35,935,037	—	—	35,935,037
Consumer Lending	9,145,179	—	—	9,145,179
Diversified Retail	37,861,029	—	—	37,861,029
Financial Data & Systems	15,906,498	—	—	15,906,498
Health Care Services	12,691,965	—	—	12,691,965
Insurance: Property-Casualty	5,002,961	—	—	5,002,961
Medical Equipment	9,194,998	—	—	9,194,998
Metals & Minerals: Diversified	1,457,247	2,233,869	—	3,691,116
Real Estate Investment Trusts (REIT)	11,325,253	—	—	11,325,253
Recreational Vehicles & Boats	—	9,418,969	—	9,418,969
Wholesale & International Trade	—	4,472,369	—	4,472,369
Total Common Stocks	237,537,429	30,790,259	7,661,318	275,989,006
Convertible Preferred Stocks	—	—	2,948,796	2,948,796
Short-Term Investment - Investment Company	10,114,131	—	—	10,114,131
Total Assets	$247,651,560	$30,790,259	$10,610,114	$289,051,933

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of August 31, 2012, the Fund did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	COMMON STOCK	CONVERTIBLE PREFERRED STOCKS
Beginning Balance	$11,148,600	$3,719,403
Purchases	—	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Change in unrealized appreciation/depreciation	(3,487,282)	(770,607)
Realized gains (losses)	—	—

Ending Balance	$7,661,318	$2,948,796

Net change in unrealized appreciation/depreciation from investments still held as of August 31, 2012	$(3,487,282)	$(770,607)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of August 31, 2012.

	Fair Value at August 31, 2012	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Common Stock

Computer Services, Software & Systems	$7,661,318	Adjusted Stock Price	Discount for Illiquidity	5.0%	5.0%	5.0%	Decrease

Convertible Preferred

Alternative Energy	$2,304,819	Market Transaction	Purchase Price of Preferred	—	—	—	—

		Discounted cash flow	Weighted average cost of capital	22.5%	27.5%	24.2%	Decrease
			Perpetual growth rate	2.5%	3.5%	3.0%	Increase

		Market Comparable Companies	Enterprise Value / Revenue	2.6x	3.4x	3.1x	Increase
			Discount for lack of marketability	15%	15%	15%	Decrease

Computer Services, Software & Systems	$643,977	Market Transaction	Purchase Price of Preferred	—	—	—	—

		Discounted cash flow	Weighted average cost of capital	11%	14%	13%	Decrease
			Perpetual growth rate	2.0%	3.0%	2.5%	Increase

		Market Comparable Companies	Enterprise Value / Revenue	6.0x	9.3x	7.0x	Increase
			Discount for lack of marketability	10%	10%	10%	Decrease
		Merger & Acquisition Transactions	Enterprise Value / Revenue	8.4x	9.2x	8.8x	Increase
			Discount for lack of control	25%	25%	25%	Decrease

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Multi Cap Growth Trust

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

October 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

October 23, 2012

/s/ Francis Smith

Francis Smith

Principal Financial Officer

October 23, 2012